Interest-Bearing Liabilities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	kr 46,873
Cash ﬂows
Proceeds from issuance borrowings	3,615	kr 19,728	kr 10,755
Repayment of borrowings	(15,917)	(7,884)	(16,029)
Other financing activities	162	1,124	352
Lease payments	(2,492)	(2,857)	(2,593)
Non-cash changes
Closing balance	38,041	46,873
Liabilities Arising From Financing Activities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	54,328	42,234
Cash ﬂows
Proceeds from issuance borrowings	3,615	19,728
Repayment of borrowings	(15,917)	(7,884)
Other financing activities	152	1,101
Lease payments	(2,492)	(2,857)
Non-cash changes
Effect of foreign exchange movement	2,705	930
Revaluation due to changes in credit risk	567	667
Other changes in fair value	343	1,131
New and extended lease contracts	2,536	1,547
Balances regarding acquired business	0	2
Other non-cash movements	(301)	(411)
Closing balance	kr 45,536	kr 54,328	kr 42,234